UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [X][1]; Amendment Number: _1__
 This Amendment (Check only one.):  [X] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin        Boston, MA             July 29, 2011
----------------------------- --------------------- -------------------------
   [Signature]    [City, State][Date]




[1 ]This amendment replaces the form 13F-HR filed on May 13, 2011 which omitted two securities due to administrative error

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total: $ 111,519
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279         Andrew Weiss
2   028-12910         BIP GP LLC

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
COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5                     COLUMN 6   COLUMN 7 COLUMN 8
                                                    AMOUNT AND TYPE OF SECURITY                               VOTING AUTHORITY
                                                    VALUE    SHR OR                       INVESTMENT OTHER
NAME OF ISSUER              TITLE OF      CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE      SHARED NONE
                            CLASS
AU OPTRONICS CORP           SPONSORED ADR 002255107    3,383   385,251 SH             SHARED-DEFINED      1,2   385,251           0
ADVANCED SEMICONDUCTOR ENGR SPONSORED ADR 00756M404    3,163   577,152 SH             SHARED-DEFINED      1,2   577,152           0
BARCLAYS BK PLC             IPMS INDIA    06739F291    3,022    41,671 SH             SHARED-DEFINED      1,2    41,671           0
                            ETN
BMB MUNAI INC               COM           09656A105      448   479,146 SH             SHARED-DEFINED      1,2   479,146           0
CENTRAL FD CDA LTD          CL A          153501101    4,474   200,000 SH             SHARED-DEFINED        1   200,000           0
CHUNGHWA TELECOM CO LTD     SPON ADR      17133Q502      286     9,183 SH             SHARED-DEFINED      1,2     9,183           0
                            NEW11
CLAYMORE EXCHANGE TRD FD TR GUGG FRNTR    18383Q838    1,097    49,706 SH             SHARED-DEFINED      1,2    49,706           0
                            MKT
FIRST TR BICK INDEX FD      COM SHS       33733H107      307     9,158 SH             SHARED-DEFINED      1,2     9,158           0
HELIX BIOPHARMA CORP        COM           422910109    1,190   350,000 SH             SHARED-DEFINED      1,2   350,000           0
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR 456788108    1,538    21,445 SH             SHARED-DEFINED      1,2    21,445           0
ISHARES INC                 MSCI THAILAND 464286624      434     6,500 SH             SHARED-DEFINED      1,2     6,500           0
ISHARES TR                  HIGH YLD CORP 464288513    5,982    65,047 SH             SHARED-DEFINED      1,2    65,047           0
ISHARES TR                  INDO INVS     46429B309    1,744    58,419 SH             SHARED-DEFINED      1,2    58,419           0
                            MRKT
KT CORP                     SPONSORED ADR 48268K101   21,286 1,089,930 SH             SHARED-DEFINED      1,2 1,089,930           0
MI DEVS INC                 CL A SUB VTG  55304X104    9,853   339,994 SH             SHARED-DEFINED      1,2   339,994           0
MARKET VECTORS ETF TR       EGYPT INDX    57060U548      213    13,197 SH             SHARED-DEFINED      1,2    13,197           0
                            ETF
MARKET VECTORS ETF TR       INDONESIA ETF 57060U753      731    24,400 SH             SHARED-DEFINED      1,2    24,400           0
MONTGOMERY STR INCOME SECS  COM           614115103      176    11,249 SH             SHARED-DEFINED      1,2    11,249           0
I
MYREXIS INC                 COM           62856H107       60    15,499 SH             SHARED-DEFINED      1,2    15,499           0
NFJ DIVID INT & PREM STRTGY COM SHS       65337H109      356    19,600 SH             SHARED-DEFINED      1,2    19,600           0
POWERSHARES INDIA ETF TR    INDIA PORT    73935L100    1,104    46,055 SH             SHARED-DEFINED      1,2    46,055           0
POWERSHARES ETF TRUST II    MENA FRNTR    73936Q603      602    47,794 SH             SHARED-DEFINED      1,2    47,794           0
                            ETF
RIVERSOURCE LASALLE INTL    COM           76932W102    2,539   256,752 SH             SHARED-DEFINED      1,2   256,752           0
R/E
SPDR INDEX SHS FDS          S&P EMKTSC    78463X756      252     4,683 SH             SHARED-DEFINED      1,2     4,683           0
                            ETF
SIGA TECHNOLOGIES INC       COM           826917106    4,818   398,181 SH             SHARED-DEFINED      1,2   398,181           0
SILICONWARE PRECISION INDS  SPONSD ADR    827084864      940   155,640 SH             SHARED-DEFINED      1,2   155,640           0
L                           SPL
TAIWAN SEMICONDUCTOR MFG    SPONSORED ADR 874039100   36,607 3,005,461 SH             SHARED-DEFINED      1,2 3,005,461           0
LTD
QIAO XING MOBILE COMM CO    SHS           G73031109    4,914 1,201,589 SH             SHARED-DEFINED      1,2 1,201,589           0
LTD
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